Note 4 - Debt - Schedule of Outstanding Principal Balances Related to SFR Loans (Details) - Senior Loan [Member] - Single Family Rental [Member]	9 Months Ended
Sep. 30, 2020 USD ($)
Secured financing agreements, net	$ 786,939
Interest Type
Interest Rate	2.44%
Debt Instrument One [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 465,689
Interest Type	Fixed
Interest Rate	2.24%
Maturity Date	Sep. 01, 2028
Debt Instrument Two [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 9,236
Interest Type	Fixed
Interest Rate	3.51%
Maturity Date	Feb. 01, 2028
Debt Instrument Three [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 4,945
Interest Type	Fixed
Interest Rate	2.48%
Maturity Date	Aug. 01, 2023
Debt Instrument Four [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 9,633
Interest Type	Fixed
Interest Rate	2.79%
Maturity Date	Sep. 01, 2028
Debt Instrument Five [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 6,904
Interest Type	Fixed
Interest Rate	2.69%
Maturity Date	Jul. 01, 2028
Debt Instrument Six [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 5,199
Interest Type	Fixed
Interest Rate	2.64%
Maturity Date	Oct. 01, 2028
Debt Instrument Seven [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 11,252
Interest Type	Fixed
Interest Rate	3.02%
Maturity Date	Oct. 01, 2028
Debt Instrument Eight [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 5,795
Interest Type	Fixed
Interest Rate	2.87%
Maturity Date	Sep. 01, 2023
Debt Instrument Nine [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 7,664
Interest Type	Fixed
Interest Rate	3.02%
Maturity Date	Nov. 01, 2028
Debt Instrument Ten [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 46,146
Interest Type	Fixed
Interest Rate	2.14%
Maturity Date	Oct. 01, 2025
Debt Instrument Eleven [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 8,922
Interest Type	Fixed
Interest Rate	3.30%
Maturity Date	Oct. 01, 2028
Debt Instrument Twelve [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 35,955
Interest Type	Fixed
Interest Rate	2.70%
Maturity Date	Nov. 01, 2028
Debt Instrument Thirteen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 5,933
Interest Type	Fixed
Interest Rate	2.68%
Maturity Date	Nov. 01, 2028
Debt Instrument Fourteen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 13,603
Interest Type	Fixed
Interest Rate	2.61%
Maturity Date	Nov. 01, 2023
Debt Instrument Fifteen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 5,346
Interest Type	Fixed
Interest Rate	3.14%
Maturity Date	Dec. 01, 2028
Debt Instrument Sixteen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 9,502
Interest Type	Fixed
Interest Rate	3.02%
Maturity Date	Dec. 01, 2028
Debt Instrument Seventeen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 9,971
Interest Type	Fixed
Interest Rate	2.77%
Maturity Date	Dec. 01, 2028
Debt Instrument Eighteen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 4,899
Interest Type	Fixed
Interest Rate	2.97%
Maturity Date	Jan. 01, 2029
Debt Instrument Nineteen [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 8,417
Interest Type	Fixed
Interest Rate	3.14%
Maturity Date	Jan. 01, 2029
Debt Instrument Twenty [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 5,834
Interest Type	Fixed
Interest Rate	2.40%
Maturity Date	Feb. 01, 2024
Debt Instrument Twenty One [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 4,279
Interest Type	Fixed
Interest Rate	3.06%
Maturity Date	Feb. 01, 2029
Debt Instrument Twenty Two [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 16,076
Interest Type	Fixed
Interest Rate	2.91%
Maturity Date	Feb. 01, 2029
Debt Instrument Twenty Three [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 7,017
Interest Type	Fixed
Interest Rate	2.98%
Maturity Date	Feb. 01, 2029
Debt Instrument Twenty Four [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 7,298
Interest Type	Fixed
Interest Rate	2.80%
Maturity Date	Feb. 01, 2029
Debt Instrument Twenty Five [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 6,150
Interest Type	Fixed
Interest Rate	2.99%
Maturity Date	Mar. 01, 2029
Debt Instrument Twenty Six [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 9,284
Interest Type	Fixed
Interest Rate	2.45%
Maturity Date	Mar. 01, 2026
Debt Instrument Twenty Seven [Member]
Investment Date	Feb. 11, 2020
Secured financing agreements, net	$ 55,988
Interest Type	Fixed
Interest Rate	2.70%
Maturity Date	Mar. 01, 2029